Investment Portfolio	as of May 31, 2022 (Unaudited)
DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 101.7%
California 98.2%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	2,455,000	2,568,690
California, Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Preparation:
Series A, 5.0%, 10/1/2029 (a)	500,000	559,432
Series A, 5.0%, 10/1/2030 (a)	515,000	581,906
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2033	1,000,000	1,048,962
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge:
Series S-7, 4.0%, 4/1/2035	5,000,000	5,209,803
Series S-7, 4.0%, 4/1/2037	6,500,000	6,731,444
California, Coast Community College District, Election of 2012, Series A, Prerefunded, 5.0%, 8/1/2038	8,500,000	8,835,478
California, Community Choice Financing Authority, Clean Energy Project Revenue, Series B-1, 4.0%, 2/1/2052, GTY: Morgan Stanley	5,000,000	5,179,751
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	2,425,000	2,403,477
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,415,000	3,129,479
Series B-1, 5.0%, 6/1/2049	785,000	830,016
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue, Merced County Tobacco Funding Corp., Series B, 5.0%, 6/1/2050	1,870,000	1,958,282
California, CSCDA Community Improvement Authority, Essential Housing Revenue, Series A, 144A, 5.0%, 7/1/2051	9,175,000	9,214,512
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	3,046,017
California, Etiwanda School District, Election of 2016, Series A, 4.0%, 8/1/2049	2,500,000	2,533,759
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-054, "A", 2.35%, 12/15/2035	9,535,000	8,352,345
Series M-049, 3.05%, 4/15/2034	2,445,000	2,352,749
Series M-050, "A", 3.35%, 11/25/2033, GTY: Freddie Mac	2,952,849	3,010,800
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,061,371
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	957,408
Series A, 4.0%, 1/15/2046	12,780,000	12,797,334
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2066	3,500,000	463,158
Series A, Prerefunded, 5.0%, 6/1/2040	2,245,000	2,442,682
Series A-2, Prerefunded, 5.0%, 6/1/2047	8,825,000	8,825,000
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, Prerefunded, 5.25%, 8/1/2033	7,425,000	7,739,369
California, Housing Finance Agency Municipal Certificates:
“A", 3.25%, 8/20/2036	2,784,012	2,598,224
“A", Series 2021-2, 3.75%, 3/25/2035	5,952,219	6,081,901

California, Housing Finance Agency, Municipal Certificates:
“A", Series 2021-1, 3.5%, 11/20/2035	2,949,458	2,828,954
Series A, 4.25%, 1/15/2035	2,132,045	2,159,076
California, Lancaster Financing Authority, Measure M & R STR Import Project, 4.0%, 6/1/2044	1,755,000	1,806,080
California, Mount Diablo Unified School District, Series B, 4.0%, 8/1/2035	2,000,000	2,125,424
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, Prerefunded, 5.0%, 8/1/2034	3,000,000	3,118,404
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	8,705,990
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,235,064
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group:
Series B, 0.57% (b), 6/1/2022, LOC: Barclays Bank PLC	100,000	100,000
Series C, 0.57% (b), 6/1/2022, LOC: Barclays Bank PLC	350,000	350,000
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	338,325
Series A, 144A, 5.0%, 7/1/2054	1,000,000	867,332
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,116,481
4.0%, 9/1/2046	1,910,000	1,687,148
4.0%, 9/1/2051	1,000,000	930,780
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	719,404
California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042 (a)	500,000	519,936
Series A, 144A, 5.0%, 10/1/2052 (a)	1,000,000	1,028,444
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,052,263
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,816,979
California, School Finance Authority, School Facility Revenue, KIPP LA Project, Series A, 144A, 5.0%, 7/1/2047	2,915,000	3,038,931
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AGMC	630,000	711,492
Series A, 5.0%, 9/1/2042, INS: AGMC	1,300,000	1,462,418
California, State Educational Facilities Authority Revenue:
Series A, 4.0%, 12/1/2050	1,000,000	960,307
Series A, 5.0%, 12/1/2044	8,765,000	9,361,907
California, State Enterprise Development Authority, Student Housing Revenue, Series A, 5.0%, 8/1/2055	1,175,000	1,205,811
California, State General Obligation, Various Purposes:
Series C-3, 0.67% (b), 6/7/2022, LOC: U.S. Bank NA	2,270,000	2,270,000
4.0%, 4/1/2049	2,715,000	2,827,389
5.0%, 9/1/2031	700,000	843,471
California, State Health Facilities Financing Authority Revenue:
5.0%, 9/1/2043	2,665,000	2,795,696
5.0%, 9/1/2048	4,850,000	5,059,391
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A-2, 4.0%, 11/1/2051	1,750,000	1,751,315
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente Health Plan, Inc., Series A-2, 4.0%, 11/1/2044	2,000,000	2,021,605
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,619,506
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	2,000,000	1,790,455

California, State Municipal Finance Authority Revenue, Emerson College, Series B, 5.0%, 1/1/2035	1,500,000	1,585,594
California, State Municipal Finance Authority Revenue, HumanGood California Obligated Group, 4.0%, 10/1/2046	3,000,000	2,864,564
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,172,177
Series A, AMT, 5.0%, 12/31/2038	2,110,000	2,220,122
Series A, AMT, 5.0%, 12/31/2047	1,200,000	1,248,101
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,109,840
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,100,635
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,516,388
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,250,000	1,275,758
California, State Pollution Control Financing Authority, Water Furnishing Revenue, San Diego County Water Authority, Desalination Project Pipeline:
144A, 5.0%, 7/1/2039	1,000,000	1,062,079
144A, 5.0%, 11/21/2045	1,000,000	1,050,239
California, State Public Finance Authority, Senior Living Revenue, ENSO Village Project, Series A, 144A, 5.0%, 11/15/2056	1,000,000	990,236
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032 (a)	1,095,000	1,258,008
Series A, 5.0%, 8/1/2033	1,250,000	1,484,655
Series C, 5.0%, 8/1/2033 (a)	1,145,000	1,312,407
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:
144A, 5.0%, 6/1/2047	1,000,000	1,017,230
144A, 5.0%, 6/1/2054	1,000,000	1,014,111
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	875,000	883,195
Series A, 144A, 5.0%, 6/1/2058	2,400,000	2,414,312
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	767,625
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,074,487
California, Statewide Communities Development Authority Revenue, Emanate Health:
Series A, 4.0%, 4/1/2040	650,000	657,803
Series A, 4.0%, 4/1/2045	2,000,000	1,983,698
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services:
Series A, 4.0%, 4/1/2046	3,780,000	3,671,801
Series A, 5.0%, 4/1/2047	1,250,000	1,303,555
California, Statewide Communities Development Authority Revenue, Huntington Memorial Hospital Project, 5.0%, 7/1/2043	1,140,000	1,225,721
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	4,345,000	4,617,700
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.25%, 12/1/2044	4,000,000	4,100,783
California, Statewide Communities Development Authority, Student Housing Revenue, Irvine LLC Phase 1, 4.0%, 5/15/2046, INS: BAM	2,000,000	2,004,435
California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	2,605,000	483,813
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	2,800,000	2,920,831
California, West Contra Costa Unified School District, Election of 2012, Series A, Prerefunded, 5.5%, 8/1/2039	10,000,000	10,440,237

Carlsbad, CA, Unified School District, Series A, 4.0%, 5/1/2031	1,500,000	1,586,320
Cupertino, CA, Union School District, Election of 2012, Series B, Prerefunded, 5.0%, 8/1/2034	1,000,000	1,066,346
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,257,271
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	610,663
4.0%, 9/1/2045	750,000	715,528
4.0%, 9/1/2050	900,000	846,038
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,108,271
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,765,652
Irvine, CA, Ranch Water District Revenue, Series A, 0.62% (b), 6/1/2022, LOC: U.S. Bank NA	350,000	350,000
Irvine, CA, Special Tax, Community Facilities District No. 2013-3, Improvement Area No. 8, 5.0%, 9/1/2051, INS: AGMC	1,200,000	1,310,107
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	700,000	741,338
Series C, 5.0%, 9/1/2047	1,000,000	1,052,450
Series D, 5.0%, 9/1/2049	750,000	788,099
Series B, 5.0%, 9/1/2051	1,000,000	1,049,560
Series A, 5.0%, 9/1/2056, INS: BAM	5,000,000	5,407,024
Long Beach, CA, Airport System Revenue, Series C, AMT, 5.25%, 6/1/2047, INS: AGMC (a)	1,500,000	1,670,211
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,533,282
Los Angeles, CA, County Public Works Financing Authority, Lease Revenue:
Series G, 5.0%, 12/1/2041 (a)	1,000,000	1,156,060
Series G, 5.0%, 12/1/2042 (a)	1,390,000	1,601,073
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	3,809,656
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,514,420
Series C, AMT, 5.0%, 5/15/2030	1,090,000	1,191,005
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,533,277
Series B, AMT, 5.0%, 5/15/2035	750,000	794,001
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,269,631
Los Angeles, CA, Department of Water & Power Revenue, Power System:
Series B, 5.0%, 7/1/2033	5,740,000	6,304,221
Series B, 5.0%, 7/1/2043	1,250,000	1,300,668
Los Angeles, CA, Harbor Department, Series A, AMT, 5.0%, 8/1/2044	10,000,000	10,388,539
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	6,877,908
Rio Vista, CA, Community Facilities District, Special Tax, Series 2018-1, 5.0%, 9/1/2048	1,000,000	1,061,371
Riverside County, CA, General Obligation, Series 2021 B-2, 3.0%, 6/1/2048	5,447,000	4,319,088
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,199,910
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,410,717
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	7,826,717
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035	2,335,000	2,500,774
5.0%, 9/1/2040	2,665,000	2,833,868
San Bernardino County, CA, Flood Control District, 0.78% (b), 6/7/2022, LOC: Bank of America NA	5,000	5,000
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2044	1,000,000	1,002,609

San Diego, CA, Public Facilities Financing Authority, Water Revenue, Series A, 4.0%, 8/1/2045	2,000,000	2,055,396
San Diego, CA, Unified School District, Election 2012, Series I, 4.0%, 7/1/2037	2,370,000	2,458,451
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,165,017
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,147,647
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,210,710
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,808,338
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	7,591,326
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	456,209
San Francisco, CA, Bay Area Rapid Transit District, 4.0%, 7/1/2034	2,500,000	2,595,975
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2049	3,705,000	3,992,069
San Joaquin County, CA, Lodi Unified School District, General Obligation:
Series 2020, 4.0%, 8/1/2037	500,000	518,936
Series 2020, 4.0%, 8/1/2039	1,250,000	1,291,297
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,176,080
Series A, AMT, 5.0%, 3/1/2047	12,500,000	13,148,461
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: BAM	3,625,000	3,921,773
Series A, 5.0%, 9/1/2034, INS: BAM	2,205,000	2,384,083
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	937,945
5.0%, 8/15/2035, INS: AGMC	700,000	771,374
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,211,749
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,541,841
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	635,000	664,586
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	635,000	666,022
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2036	7,000,000	7,751,996
Series B, AMT, 5.0%, 12/1/2038	4,950,000	5,465,025
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2024, INS: NATL	1,445,000	1,560,752
5.65%, 9/1/2025, INS: NATL	1,520,000	1,686,714
5.65%, 9/1/2026, INS: NATL	1,605,000	1,829,458
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,133,032
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,070,683
Series A, 5.0%, 7/1/2038	2,750,000	2,900,690
Southern California, Public Power Authority, Magnolia Power Project, Series A-20, 0.62% (b), 6/1/2022, LOC: U.S. Bank NA	2,600,000	2,600,000
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	848,891
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,692,284
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,592,468
Transbay Joint Powers Authority, CA, Senior Tax Allocate Bonds:
Series A, 5.0%, 10/1/2040	1,000,000	1,114,924
Series A, 5.0%, 10/1/2045	3,195,000	3,519,523
Series A, 5.0%, 10/1/2049	2,745,000	3,015,241

University of California, State Revenues:
Series K, 4.0%, 5/15/2036	3,625,000	3,737,588
Series AV, 5.0%, 5/15/2032	4,325,000	4,822,016
Series AV, 5.0%, 5/15/2034	1,000,000	1,109,860
Vacaville, CA, Unified School District, Series D, 4.0%, 8/1/2045	2,500,000	2,525,119
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,206,698
		469,228,187
Guam 1.0%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	1,045,000	1,129,956
Series A, 5.0%, 1/1/2050	360,000	395,550
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	505,000	543,694
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,110,862
Series A, 5.0%, 10/1/2038	960,000	1,014,456
Series A, 5.0%, 10/1/2040	665,000	701,157
		4,895,675
Puerto Rico 1.9%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	788,694
Series A1, 4.0%, 7/1/2046	1,030,435	964,046
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, Series 2021, 5.0%, 7/1/2031	925,000	1,058,643
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	10,156,000	3,090,181
Series A-1, 4.75%, 7/1/2053	1,545,000	1,554,427
Series A-1, 5.0%, 7/1/2058	1,487,000	1,515,574
		8,971,565
Other 0.6%
Freddie Mac Multi-Family, “A-CA”, Series 2020-ML08, 1.896%, 11/25/2037, GTY: Freddie Mac	1,154,167	961,509
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	2,429,838	2,068,264
		3,029,773
Total Municipal Investments (Cost $497,187,279)		486,125,200

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $497,187,279)	101.7	486,125,200
Other Assets and Liabilities, Net	(1.7)	(8,032,641)
Net Assets	100.0	478,092,559
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2022. Date shown reflects the earlier of demand date or stated maturity date.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$486,125,200	$—	$486,125,200
Total	$—	$486,125,200	$—	$486,125,200
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCATF-PH3
R-080548-1 (1/23)